Other Receivables - Schedule of Other Receivables (Details)		Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Other Receivables [Abstract]
Amount due from third parties		$ 112,319	$ 83,540	$ 28,733
Deposits		344,221	256,021	342,439
Advance to a supplier	[1]	800,000	595,017
Prepayments		188,922	140,515	126,137
Other receivables		$ 1,445,462	$ 1,075,093	$ 497,309

[1]	Advance to a supplier was related to a purchase order.